Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [line items]
Schedule of purchase of subsidiaries

	2025 €m	2024 € m
Cash consideration (paid)
Other	(9)	–
	(9)	–

Schedule of other transactions with non-controlling shareholders in subsidiaries

	2025 €m	2024 € m
Cash consideration received / (paid)
Other	8	(16)
	8	(16)

Schedule of net assets disposed and the resulting net gain (loss) on disposal

	2025 €m	2024 € m
Cash consideration received/(paid)
Vodafone Spain	3,669	–
Vodafone Italy	7,707	–
Vodafone Hungary	–	(4)
Net cash disposed	(155)	(63)
	11,221	(67)

Vodafone Spain [Member]
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€ m
Other intangible assets	(996)
Property, plant and equipment	(5,058)
Other investments	(3)
Inventory	(40)
Trade and other receivables	(1,033)
Cash and cash equivalents	(91)
Current and deferred taxation	2
Borrowings	1,205
Trade and other payables	1,143
Provisions	181
Net assets disposed	(4,690)
Cash proceeds 1	3,669
Non-cash consideration (Zegona shares) 2	807
Other effects	66
Net loss on disposal 3	(148)
Notes:

1.	Excludes € 400 million of consideration related to future services to be provided by the Group to Zegona.

2.	The non-cash consideration comprises an investment in Zegona shares with a fair value of € 807 million at the transaction date.

3.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.

Vodafone Italy
Disclosure of detailed information about business combination [line items]
Schedule of net assets disposed and the resulting net gain (loss) on disposal

€ m

Goodwill	(2,398)

Other intangible assets	(3,479)

Property, plant and equipment	(5,230)

Inventory	(122)

Trade and other receivables	(1,275)

Cash and cash equivalents	(64)

Current and deferred taxation	(144)

Borrowings	2,089

Trade and other payables	1,733

Post employment benefits	35

Provisions	181

Net assets disposed	(8,674)

Cash proceeds 1	7,707

Other effects	(166)

Net loss on disposal 2	(1,133)
Notes:

1.	Excludes € 178 million of consideration related to future services to be provided by the Group to Swisscom AG.

2.	Included in ‘Loss for the financial year - Discontinued operations’ in the consolidated income statement.